Financial instruments - fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Tabular Form of Financial Assets and Financial Liabilities at Carrying Value and Fair Value
The following are the fair values and carrying amounts of financial assets and liabilities in the Consolidated Statement of Financial Position:

	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	2023 € '000s	2023 € '000s	2022 € '000s	2022 € '000s
Assets
Loans receivable	95,809	95,809	25,524	25,524
Trade and other receivables	97,158	97,158	75,700	75,700
Regulatory deposits	11,951	11,951	11,809	11,809
Restricted cash	38,287	38,287	148,240	148,240
Cash and cash equivalents	241,923	241,923	254,778	254,778
Financial assets
Investments in non-listed equity instruments	174	174	1,781	1,781
Total	485,302	485,302	517,832	517,832

Liabilities
Derivative financial instruments	44,656	44,656	15,129	15,129
Trade and other payables	162,875	162,875	129,074	129,074
Lease liabilities	29,145	29,145	17,259	17,259
Deferred and contingent consideration	2,714	2,714	—	—
Interest-bearing loans and borrowings	87	87	1,203	1,203
Customer liabilities (at fair value through profit/loss)	67,592	67,592	50,246	50,246
Total	307,069	307,069	212,911	212,911

Net	178,233	178,233	304,921	304,921

Summary of Key Value Assumptions
The key valuation assumptions as at December 31, 2023 and December 31, 2022 were as follows:

	2023	2022
Exercise price ($m)	4.3	3.2
Volatility	72.66%	59.17%
Time to expiration (years)	0.5	1.5
Risk-free rate	5.40%	4.57%
Probability of conditions being met	91%	58%

Summary of Tabular Form of Analysis of Loan and Borrowings
Analysis of loans and borrowings for the year ended December 31, 2023

Facility	Maturity	Interest rate	Currency	Facility amount
Other loans	On demand	0.00%	NGN	Unspecified
Other loans	On demand	0.00%	EUR	Unspecified

Analysis of loans and borrowings for the year ended December 31, 2022

Facility	Maturity	Interest rate	Currency	Facility amount
Financial institution loan	On demand	15.00%	ZAR	R75,032,000
Other loans	On demand	0.00%	EUR	Unspecified
Other loans	On demand	0.00%	NGN	Unspecified

Summary of Cash Flows for Financial Liabilities

25	Financial instruments - fair values and risk management (continued)
Liquidity risk (continued)
The following table shows the cash flows for financial liabilities.

	Carrying Amount € '000s	Contractual cash flows € '000s	less than1 year € '000s	1 - 2 years € '000s	3 - 5 years € '000s	Over 5 years € '000s
At December 31, 2023
Liabilities
Trade payables	80,512	80,512	80,512	—	—	—
Accruals[1]	79,150	79,150	79,150	—	—	—
Other payables	3,214	3,214	3,214	—	—	—
Customer liabilities (at fair value through profit/loss)	67,592	67,592	67,592	—	—	—
Lease liabilities	29,145	43,982	7,881	6,549	11,370	18,182
Deferred and contingent consideration	2,714	2,714	2,392	322	—	—
Derivative financial instruments[2]	44,656	44,656	42,600	2,056	—	—
Interest-bearing loans and borrowings - principal	87	87	87	—	—	—
Total	307,070	321,907	283,428	8,927	11,370	18,182

At December 31, 2022
Liabilities
Trade payables	63,735	63,735	63,735	—	—	—
Accruals[1]	63,465	63,465	63,465	—	—	—
Other payables	1,874	1,874	1,874	—	—	—
Customer liabilities (at fair value through profit/loss)	50,246	50,246	50,246	—	—	—
Lease liabilities	17,259	22,616	7,536	7,375	7,586	119
Derivative financial instruments	15,129	15,129	—	15,129	—	—
Interest-bearing loans and borrowings - principal	661	661	661	—	—	—
Interest-bearing loans and borrowings - interest	542	542	542	—	—	—
Total	212,911	218,268	188,059	22,504	7,586	119
[1] Excludes gaming tax accruals
[2] Derivative financial instruments will be settled by way of the conclusion of the option arrangements detailed in note 19. Refer to note 29 for more details of the sale of the B2B division of DGC.
Summary of Reconciliation of Liabilities Arising from Financing Activities
Changes in liabilities arising from financing activities

	Interest-bearing loans and borrowings and deferred and contingent consideration € '000s	Lease liabilities € '000s	Total € '000s
At January 1, 2021	212,812	9,072	221,884
Cash outflows	(24,641)	(3,413)	(28,054)
Deferred consideration paid	(4,050)	—	(4,050)
Effects of movements in exchange rates	4,124	527	4,651
Disposals	—	(347)	(347)
New leases	—	1,311	1,311
Other	25	—	25
Increase in deferred consideration	15,161	—	15,161
Loans novated - share subscription	(202,625)	—	(202,625)
Arising from business combinations	10,741	8,602	19,343
Liabilities assumed on business combination	2,881	—	2,881
Loans novated	(12)	—	(12)
Loans waived	(2,808)	—	(2,808)
Interest	5,364	497	5,861
At December 31, 2021	16,972	16,249	33,221
Cash outflows	(26,679)	(8,222)	(34,901)
Loans assumed in connection with the shares repurchased (See note 23.1)	222,345	—	222,345
Payments related to the repurchased shares (See note 23.1)	(224,322)	—	(224,322)
Deferred consideration paid	(13,200)	—	(13,200)
Effects of movements in exchange rates	1,875	(306)	1,569
Disposals	—	(112)	(112)
New leases	—	8,024	8,024
Arising as a result of merger	671	—	671
Arising from business combinations	23,445	—	23,445
Liabilities assumed on business combination	—	671	671
Interest	96	955	1,051
At December 31, 2022	1,203	17,259	18,462
Cash inflows	18,594	—	18,594
Arising from business combinations	120,992	4,367	125,359
Increase in deferred consideration	2,714	—	2,714
Cash outflows	(139,436)	(7,526)	(146,962)
Effects of movements in exchange rates	(1,859)	(791)	(2,650)
Disposals	—	(341)	(341)
New leases	—	4,410	4,410
Lease modification	—	11,737	11,737
Transfer to Liabilities associated with assets held for Sale	—	(2,038)	(2,038)
Other	15	—	15
Interest	578	2,068	2,646
At December 31, 2023	2,801	29,145	31,946